RIGHT OF USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Right Of Use Assets
Schedule of carrying amounts of the items comprising “Right of use assets” at the beginning and end of the reporting period
			-	-
Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 06/30/2024
Right of use assets	-	504	-	504
Total	-	504	-	504
Accumulated depreciation (Note 14)
			-	-
Right of use assets	-	(27)	-	(27)
Total	-	(27)	-	(27)
Carrying amount	-	477	-	477